Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2014				$ (164,250)	$ (633)	$ (164,883)
Balance, shares at Dec. 31, 2014
Net income				5,612,025		5,612,025
Share contribution	$ 20,000					20,000
Share contribution, shares	20,000,000
Capital contribution		24,503,664				24,503,664
Capital contribution, shares
Transfer to statutory reserves			545,013	(545,013)
Foreign currency translation loss					(1,645,416)	(1,645,416)
Return of capital
Balance at Dec. 31, 2015	$ 20,000	24,503,664	545,013	4,902,762	(1,646,049)	28,325,390
Balance, shares at Dec. 31, 2015	20,000,000
Net income				13,888,767		13,888,767
Transfer to statutory reserves			1,112,071	(1,112,071)
Foreign currency translation loss					(1,468,548)	(1,468,548)
Return of capital		(15,356,266)				(15,356,266)
Balance at Dec. 31, 2016	$ 20,000	$ 9,147,398	$ 1,657,084	$ 17,679,458	$ (3,114,597)	$ 25,389,343
Balance, shares at Dec. 31, 2016	20,000,000